STOCK-BASED COMPENSATIONS	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATIONS
STOCK-BASED COMPENSATIONS

32.   STOCK-BASED COMPENSATIONS

The Group has a number of share plans used to award shares to directors, executive officers and employees as part of their remuneration package. The Group share plans include both equity-settled and cash-settled compensations.

Equity-settled share based awards are measured at fair value (excluding the effect on non-market-based conditions) at the date of grant. The fair value determined at the grant date of equity-settled share-based award is based on the Group’s estimate of the shares that will eventually vest and adjusted for the effect of non-market based conditions. A corresponding increase in additional paid-in capital is also recognized.

For cash-settled based awards the fair value is newly determined at each reporting date and at the settlement date, the changes in the fair value are recognized in profit or loss, until the liability under the share plan is settled.

The share awards have a maximum term of 3 years.

The share awards granted in 2021 have an attached market condition based of Group’s market capitalization, which is taken into account when calculating the fair value of the share awards. The share awards granted before 2021 had only performance condition related to certain financial target (Free Cash Flow), which were treated as non-market vesting conditions.

The fair value of share awards is based on the observed market price of the Group’s shares (ordinary or ADR), adjusted for expected dividends reduced to the current value using a risk-free interest rate.

The equity-settled share based awards displayed the following development in the financial years 2021 and 2020:

	Twelve month ended December 31,
	2021			2020
			Weighted-			Weighted-
			average fair			average fair
	Shares		value per share	Shares		value per share
	(in thousands)		(in RUB)	(in thousands)		(in RUB)

Outstanding at the beginning of the period	3,194		424	3,907		444
Granted during the period	18,733		249	1,818		415
Forfeited during the period	(447)		407	(373)		391
Exercised during the period	(814)	(1)	406	(2,158)	(2)	443
Outstanding at the end of the period	20,666		327	3,194		424
Exercisable at the end of the period	6,246		361	1,494		408
(1)The weighted-average exercise price of shares was RUB 375.
(2)The weighted-average exercise price of shares was RUB 487.

The equity-settled share based awards were estimated using the following range of exercise prices and the weighted-average remaining contractual terms:

	December 31, 2021
			Weighted-
			average
		Range of	remaining
	Shares (in	exercise prices	contractual term
	thousands)	(in RUB)	(in month)
Outstanding shares	20,666
Incl. to be exercised in 2022	5,689	153-599	3
to be exercised in 2023	6,241	136-545	15
to be exercised in 2024	8,736	121-846	27

The cash-settled share based awards displayed the following development in the financial years 2021 and 2020:

	Twelve month ended December 31,
	2021			2020
			Weighted-			Weighted-
			average fair			average fair
	Shares		value per share	Shares		value per share
	(in thousands)		(in RUB)	(in thousands)		(in RUB)
Outstanding at the beginning of the period	725		707	2,466		857
Granted during the period	3,788		423	510		782
Forfeited during the period	(298)		678	(241)		782
Exercised during the period	(729)	(1)	707	(2,011)	(1)	812
Outstanding at the end of the period	3,485		402	725		707
Exercisable at the end of the period	1,598		638	725		707
(1)The weighted-average exercise price of shares is equal weighted-average fair value.

The cash-settled share based awards were estimated using the following range of exercise prices and the weighted-average remaining contractual terms:

	December 31, 2021
			Weighted-
			average
		Range of	remaining
	Shares	exercise prices	contractual term
	(in thousands)	(in RUB)	(in month)
Outstanding shares, Incl.	3,485
to be exercised in 2022, based on ADR	969	953	3
to be exercised in 2022, based on ordinary shares	629	153	3
to be exercised in 2023, based on ordinary shares	629	136-273	15
to be exercised in 2024, based on ordinary shares	1,258	121-605	27

Due to high volatility of Russian stock market at the end of the financial year 2021, the market performance condition for equity-settled share based awards granted in 2021 was modified. The resulting change in the incremental fair value of the share-based compensation totaled to RUB 145 per share for instruments to be executed as of December 31, 2021, RUB 68 per share for instruments to be executed as of December 31, 2022, and RUB 49 per share for instruments to be executed as of December 31, 2023, respectively.

Total expense in respect of Group’s share plans included in the consolidated statement of profit or loss in the financial year 2021 and 2020 totaled to RUB 4,767 million and RUB 2,176 million, respectively, thereof RUB 3,690 million and RUB 819 related to equity-settled share based awards.

As of December 31, 2021 and 2020, total liabilities recorded for share-based awards amounted to RUB 2,285 million and RUB 962 million, respectively.

The fair value of share-based awards vested at December 31, 2021 and December 31, 2020 was RUB 1,530 million and RUB 896 million, respectively.